Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	BRAZILIAN ELECTRIC POWER COMPANY
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Rua da Quitanda 196,
Entity Address, Adress Line Two	9th floor,
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	20091-005
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001439124
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Amendment Flag	false
Entity File Number	001-34129
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1351
Auditor Location	Rio de Janeiro, Brazil
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, evidenced by American Depositary Receipts, each representing one Common Share
Trading Symbol	EBR
Security Exchange Name	NYSE
Common share
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value*
Entity Common Stock, Shares Outstanding	1,288,842,596
American Depository Shares Class B
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, evidenced by American Depositary Receipts, each representing one Class B Preferred Share
Trading Symbol	EBR-B
Security Exchange Name	NYSE
Preference shares
Document Information [Line Items]
Title of 12(b) Security	Preferred Shares, no par value*
Class A Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	146,920
Class B Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	279,941,394
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Rua da Quitanda 196,
Entity Address, Adress Line Two	24th floor,
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	20091-005
City Area Code	55 21
Local Phone Number	2514-6435
Contact Personnel Name	Elvira Baracuhy Cavalcanti Presta
Contact Personnel Email Address	df@eletrobras.com.br